Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2022 and 2021:

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2022		31 March 2021
Derivatives not accounted for as hedges	31 March 2022	31 March 2021	Assets	Liabilities	Assets	Liabilities
Foreign currency forward contracts	$251.0	$456.1	$2.0	$1.9	$5.5	$8.3

Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income
The following table sets forth the gain and loss on the Company’s foreign currency forward contracts recorded in the Company's consolidated statements of operations and comprehensive income as follows:

	31 March
(Millions of US dollars)	2022	2021	2020
Asbestos adjustments loss (gain)	$5.3	$(11.7)	$(0.8)
Selling, general and administrative expenses	(2.1)	7.2	1.3
Total loss (gain)	$3.2	$(4.5)	$0.5